Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 29,373	$ 30,477	$ 96,862	$ 108
Restricted cash	24,579	37,119
Derivative financial instruments	(8,394)	(9,220)
Advances (shareholder loans) to joint ventures	16,356	18,952
Demand note due from owner	142,089	143,241
Current amounts due to owners and affiliates	(2,290)	(6,019)
Loans and promissory notes due to owners and affiliates	(301)	(467)
Lampung facility	(202,802)	(212,333)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	29,373	30,477
Restricted cash	24,579	31,119
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments	(8,394)	(9,220)
Advances (shareholder loans) to joint ventures	16,604	19,629
Demand note due from owner	142,089	143,241
Current amounts due to owners and affiliates	(2,290)	(6,019)
Loans and promissory notes due to owners and affiliates	(301)	(467)
Lampung facility	$ (204,921)	$ (214,636)